Related Party Transactions	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions
10.	Related Party Transactions
The Parent allocates management charges to the Company for corporate services and license fees. Management charges of $4.0 million were recognized within Selling, general and administrative expense on the Consolidated Statement of Operations for the period from inception (May 19, 2021) to December 31, 2021.
The Company participates in Colfax’s corporate cash sweep program and has executed certain financing transactions with other entities under common control. As a result of these transactions, the Company has a balance due from related parties of $101.6 million as of December 31, 2021. Interest is accrued on these balances at a rate of London Inter-Bank Offered Rate less 0.25%.

15. Related Party Transactions
Related Party Agreements
On April 4, 2022, in connection with the Separation, the Company entered into several agreements with Enovis that govern the Separation and provide a framework for the relationship between the parties going forward including a separation and distribution agreement, a transition services agreement, tax matters agreement, employee matters agreements, a stockholder’s and registration rights agreement, an intellectual property matters agreement and an Enovis Growth Excellence Business System (“EGX”) license agreement.
The Separation and Distribution Agreement
The Company entered into a separation and distribution agreement (the “Separation Agreement”) with Enovis immediately prior to the distribution of the Company’s common stock to Enovis stockholders. The Separation Agreement sets forth the Company’s agreements with Enovis regarding the principal actions to be taken in connection with the Separation. The Separation Agreement contains provisions that, among other things, relate to (i) assets, liabilities and contracts to be transferred, assumed and assigned to each of ESAB and Enovis as part of the Separation, (ii) cash distribution made to Enovis in partial consideration of the transfer of ESAB Assets to the Company in connection with the Separation, and (iii) cross-indemnities principally designed to place financial responsibility for the obligations and liabilities of ESAB’s business with ESAB and financial responsibility for the obligations and liabilities of Enovis’s remaining business with Enovis.
Transition Services Agreement
The transition services agreement (“TSA”) sets forth the terms and conditions pursuant to which the Company and its subsidiaries and Enovis and its subsidiaries will provide to each other various services. The services to be provided include human resources, payroll, certain information technology services, treasury services and financial reporting services. The charges for the transition services generally are expected to allow the providing company to fully recover all internal and external costs and expenses it actually incurs in connection with providing the service (including a reasonable allocation of overhead) provided in the manner and at a level substantially consistent with that provided by the respective providing company immediately preceding the Distribution Date.
Tax Matters Agreement
The tax matters agreement governs the Company’s and Enovis’s respective rights, responsibilities and obligations after the Separation with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and certain other matters regarding taxes.
Employee Matters Agreement
The employee matters agreement sets forth, among other things, the allocation of assets, liabilities and responsibilities relating to employee compensation and benefit plans and programs and other related matters in connection with the Separation, including the treatment of outstanding equity and other incentive awards and certain retirement and welfare benefit obligations.
Stockholders and Registration Rights Agreement
The stockholders and registration rights agreement sets forth the right of the stockholders when requiring the Company to facilitate the resale of shares.
Intellectual Property Matters Agreement
The intellectual property matters agreement sets forth the terms and conditions pursuant to which Enovis and the Company have mutually granted certain personal, generally irrevocable, non-exclusive,
worldwide, and royalty-free rights to use certain intellectual property. The Company and Enovis are able to sublicense their rights in connection with activities relating to their businesses, but not for independent use by third parties.
EGX License Agreement
The EGX License Agreement sets forth the terms and conditions pursuant to which Enovis has granted a royalty-free, non-
exclusive, worldwide, and nontransferable license to the Company to use EGX, solely in support of its businesses. The Company will be able to sublicense such license solely to direct and indirect wholly-owned subsidiaries. In addition, each of Enovis and the Company each license to each other, improvements made by such party to EGX during the first two years of the term period of the EGX license agreement.
Allocated Expenses
The Company had historically operated as part of the Former Parent and not as a stand-alone company. Accordingly, the Former Parent allocated certain shared costs to the Company that are reflected as expenses in these financial statements. These amounts included, but were not limited to, items such as general management and executive oversight, compliance, human resources, procurement, and legal functions and financial management, including public company reporting, consolidated tax filings and tax planning. Management considered the allocation methodologies used by the Former Parent to be reasonable and to appropriately reflect the related expenses attributable to the Company for purposes of the carve-out
financial statements; however, the expenses reflected in these financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had operated as a separate stand-alone entity. In addition, the expenses reflected in the financial statements may not be indicative of expenses the Company will incur in the future. Allocation methodologies utilized include the Company’s relative share of total Former Parent revenues and headcount.
All of the Company’s transactions with the Former Parent were considered to be financing transactions, which are presented as Transfers from (to) Former Parent, net in the accompanying Consolidated and Combined Condensed Statements of Cash Flows.
The Company had no stock-based compensation plans prior to the Separation; however, certain employees of the Company participated in the Former Parent’s stock-based compensation plans, which provided for the grants of stock options and RSUs among other types of awards. The expense associated with the Company’s employees who participated in the plans of the Former Parent was allocated to the Company in the accompanying Consolidated and Combined Condensed Statements of Operations through the date of Separation.
The Company’s allocated expenses from the Former Parent were $6.0 million for the three months ended April 1, 2022 and $5.0 million and $19.6 million for the three and nine months ended October 1, 2021, respectively. Following the Separation, the company independently incurs expenses as a stand-alone company and corporate expenses from Enovis were no longer allocated to the Company; therefore, no related amounts were reflected on the Company’s financial statements for the six months ended September 30, 2022.
Refer to Note 8, “Benefit Plans,” for allocations of net periodic benefit associated with a Former Parent sponsored benefit plan for the three months ended April 1, 2022 and nine months ended October 1, 2021.